Accounts Payable (Details) - Schedule of Concentration Analysis of the Suppliers	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Concentration risk percentage	100.00%	100.00%	100.00%	100.00%	100.00%
Supplier A [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	62.00%	84.00%	52.00%	39.00%
Supplier B [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	38.00%	13.00%	40.00%	32.00%	39.00%
Supplier C [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	0.00%	3.00%	6.00%	20.00%	7.00%
Supplier D [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage			2.00%	9.00%	0.00%